August, 1998



Dear Valued Trillium(R) Policyowner:

Enclosed for your review is the Trillium Semi-Annual Report for the period ending June 30, 1998. We encourage you to review this information and refer to it as needed throughout the year.

For your convenience, please use the "tear-off" below to make additional payments to your Trillium policy. For other information, please contact your registered representative.

Thank you for selecting Trillium.

Sincerely,


Ronald E. Beettam, President
Canada Life Insurance Company of America

--------------------------------------------------------------------------------


POLICYOWNER(S): ____________________________     POLICY NUMBER: _______________
                       (PRINT NAME(S))

IF YOU ARE CHANGING YOUR ALLOCATION, PLEASE COMPLETE THE FOLLOWING:
     _____ THIS PAYMENT ONLY
     _____ THIS PAYMENT AND ALL FUTURE PAYMENTS
                        ---
     _____ RE-ALLOCATE ALL CURRENT ASSETS

(21)   Cash Management               ____%    (22)   INCOME                               ____%
(23)   Bond                          ____%    (24)   COMMON STOCK                         ____%
(25)   Capital                       ____%    (26)   INTERNATIONAL                        ____%
(27)   Communication & Information   ____%    (28)   GLOBAL GROWTH OPPORTUNITY            ____%
(29)   Global Smaller Companies      ____%    (41)   FRONTIER                             ____%
(42)   High Yield Bond               ____%    (43)   GLOBAL TECHNOLOGY                    ____%
(44)   Small-Cap Value               ____%    (45)   LARGE-CAP VALUE                      ____%
(201)  Fixed Account (1 year)*       ____%    (203)  FIXED ACCOUNT (3 YEAR)*              ____%
(205)  Fixed Account (5 year)*       ____%    (207)  FIXED ACCOUNT (7 YEAR)*              ____%
(210)  Fixed Account (10 year)*      ____%

*  PLEASE CHECK FOR STATE AVAILABILITY.
TOTAL MUST EQUAL 100%. PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA.


DATE:  _______________         POLICYOWNER'S SIGNATURE:_________________________

     Variable annuity policies issued by Canada Life Insurance Company of America. Offered by Canada Life of America Financial Services, Inc., Member, NASD

                                MID-YEAR REPORT

                                   TRILLIUM

                              A VARIABLE ANNUITY


                                 June 30, 1998

TOTAL RETURNS*

For the Six Months Ended June 30, 1998

SUB-ACCOUNTS:

   Bond .................................................................     3.09%
   Capital ..............................................................    13.13
   Cash Management ......................................................     1.97
   Common Stock .........................................................    12.36
   Communications and Information .......................................    12.36
   Frontier .............................................................     7.68
   Global Growth Opportunities ..........................................    18.49
   Global Smaller Companies  ............................................    15.37
   Global Technology ....................................................    20.69
   International ........................................................    17.28
   High-Yield Bond ......................................................     5.08
   Income ...............................................................     4.92
   Large-Cap Value ......................................................    (1.03)**
   Small-Cap Value ......................................................    (8.72)**

-------------
   * Total returns of the Sub-Accounts are based on the performance of the Seligman Portfolios, Inc., the underlying investment vehicle for the Canada Life of America Variable Annuity Account 2 (Variable Annuity Account 2), less current fees and charges. The returns exclude any contingent deferred sales charge ("CDSC") applicable to the Variable Annuity Account 2, and are not annualized.

  ** From commencement of operations, May 1, 1998.

                                       SELIGMAN PORTFOLIOS, INC.
                                       THE UNDERLYING INVESTMENT VEHICLE FOR

                                       TRILLIUM
                                       A VARIABLE
                                       ANNUITY

                                                                  July 31, 1998

Dear Contract Owner:

      J. & W. Seligman & Co. Incorporated, as Manager of Seligman Portfolios, Inc. ("the Fund"), the underlying investment vehicle for your Trillium Variable Annuity, and Canada Life Insurance Company of America, as issuer of The Canada Life of America Variable Annuity Account 2 (the "Variable Account"), are pleased to provide the enclosed unaudited financial statements and accompanying information for the six months ended June 30, 1998.

      The US economy continued to grow throughout the first half of the year, bringing the expansion into an unprecedented eighth year. Inflation remained low, wages rose, consumer spending was strong, and the labor market remained tight. Further, the supply of consumer goods kept pace with demand, which helped the economic expansion remain balanced.

      Within the US equity market, the dominant investment trend in the first half of 1998 continued to be a "flight to quality." Investors stressed the importance of quality, liquidity, and safety. Consequently, the market remained "narrow," with demand for large-capitalization growth stocks far outpacing demand for their value counterparts, as well as for small-capitalization and mid-capitalization stocks. The market effectively became two-tiered, as the 30 largest companies in the S&P 500 accounted for more than half of its gains. Within the fixed-income markets, the Asian financial crisis began to favorably impact the bond market, as both foreign and domestic investors sought the safety and quality of US Treasury securities. This sent yields down and prices up. Further, the potential for slower economic growth, coupled with the Asian crisis, effectively caused the Federal Reserve Board to leave short-term interest rates unchanged in the first half of the year. The 30-year US Treasury bond yield finished the period at 5.63% on June 30, down from 5.92% on December 31, 1997.

      Looking ahead, while the Asian financial crisis only modestly affected the US economy in the first half of 1998, we believe its full impact is yet to come. This leads us to believe that the current benign business environment could become less stable. Some early warning economic indicators started flashing cautionary signals toward the end of the second quarter as the economy began to decelerate. US corporate profits were being pressured. Although the basic fundamental case remains positive, investor expectations, at least for the short term, seem to be on the high side.

      Internationally, the most important factor influencing the markets has been the Asian financial crisis. Thus far, events in the region have not impacted the global economy to the degree that was originally anticipated. Growth continues to be strong in Europe and in select emerging markets. Some industrialized nations have even derived unexpected benefits from the crisis in the form of less expensive imported goods. However, the Asian crisis is not over and, more important, Japan has experienced no economic growth this year -- though there is hope that the announced government stimulus package will be effective. Nonetheless, we believe the steps being taken by the governments should, in the long run, restore their countries' financial health, and that the economies and stock markets should return to growth in the longer term.

      Thank you for your continued interest in Trillium. We look forward to serving your investment needs in the many years to come.

Respectfully,

/s/ Ronald E. Beettam                        /s/ William C. Morris
Ronald E. Beettam                            William C. Morris
President                                    Chairman
Canada Life Insurance Company of America     J. & W. Seligman & Co. Incorporated

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
----------------------------------------------------------------------------
STATEMENT OF NET ASSETS (unaudited)                            June 30, 1998
----------------------------------------------------------------------------

                                                                        CASH          COMMON     COMMUNICATIONS
                                            BOND        CAPITAL       MANAGEMENT       STOCK     AND INFORMATION  FRONTIER
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                         -----------   -----------    -----------   -----------    -----------   -----------
NET ASSETS:
Investment in Seligman Portfolios, Inc.,
   at market value (see Note 3 for
   cost values)........................  $4,660,171    $17,650,679    $7,740,076    $39,022,162    $84,490,413   $38,292,847
Due to Canada Life Insurance
   Company of America (Note 6).........      (8,858)       (37,358)      (91,715)       (80,863)       (51,970)      (80,363)
                                         ----------    -----------    ----------     ----------    -----------   -----------
NET ASSETS.............................  $4,651,313    $17,613,321    $7,648,361    $38,941,299    $84,438,443   $38,292,847
                                         ==========    ===========    ==========    ===========    ===========   ===========
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve.......  $4,651,313    $17,613,321    $7,648,361    $38,941,299    $84,438,443   $38,212,484
                                         ----------    -----------    ----------     ----------    -----------   -----------
NET ASSETS.............................  $4,651,313    $17,613,321    $7,648,361    $38,941,299    $84,438,443   $38,212,484
                                         ==========    ===========    ==========    ===========    ===========   ===========
NUMBER OF UNITS OUTSTANDING............     276,231        505,357     5,375,570      1,058,190      4,116,619     1,837,121
                                         ==========    ===========    ==========    ===========    ===========   ===========
NET ASSET VALUE PER UNIT...............    $16.8385       $34.8532       $1.4228       $36.7999       $20.5116      $20.8002
                                         ==========    ===========    ==========    ===========    ===========   ===========

                                           GLOBAL         GLOBAL
                                           GROWTH         SMALLER       GLOBAL                      HIGH-YIELD
                                        OPPORTUNITIES    COMPANIES    TECHNOLOGY   INTERNATIONAL       BOND          INCOME
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   -----------    -----------   -----------     -----------    -----------
NET ASSETS:
Investment in Seligman Portfolios, Inc.,
   at market value (see Note 3 for
   cost values)........................  $7,324,119    $22,305,160     $4,643,560    $10,160,494   $29,965,761    $9,041,763
Due to Canada Life Insurance
   Company of America (Note 6).........     (15,434)       (46,148)      (10,056)        (21,092)      (60,754)      (18,265)
                                         ----------    -----------     ----------     ----------    -----------  -----------
NET ASSETS.............................  $7,308,685    $22,259,012     $4,633,504    $10,139,402   $29,905,007    $9,023,498
                                         ----------    -----------     ----------    -----------   -----------   -----------
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve.......  $7,308,685    $22,259,012     $4,633,504    $10,139,402   $29,905,007    $9,023,498
                                         ----------    -----------     ----------    -----------   -----------   -----------
NET ASSETS.............................  $7,308,685    $22,259,012     $4,633,504    $10,139,402   $29,905,007    $9,023,498
                                         ==========    ===========     ==========    ===========   ===========   ===========
NUMBER OF UNITS OUTSTANDING............     566,837      1,361,782        316,960        623,169     2,093,748       400,966
                                         ==========    ===========     ==========    ===========   ===========   ===========
NET ASSET VALUE PER UNIT...............    $12.8938       $16.3455       $14.6186       $16.2707      $14.2830      $22.5044
                                         ==========    ===========     ==========    ===========   ===========   ===========

                                           LARGE-CAP    SMALL-CAP
                                            VALUE        VALUE       SUB-ACCOUNTS
                                         SUB-ACCOUNT   SUB-ACCOUNT     COMBINED
                                         -----------   -----------    -----------
NET ASSETS:
Investment in Seligman Portfolios, Inc.,
   at market value (see Note 3 for
   cost values).........................   $972,487    $846,595        $277,116,287
Due to Canada Life Insurance
   Company of America (Note 6).........      (7,131)       (950)           (530,957)
                                           --------    --------        ------------
NET ASSETS.............................    $965,356    $845,645        $276,585,330
                                           ========    ========        ============
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve.......    $965,356    $845,645        $276,585,330
                                           --------    --------        ------------
NET ASSETS.............................    $965,356    $845,645        $276,585,330
                                           ========    ========        ============
NUMBER OF UNITS OUTSTANDING............      97,543      92,638          18,722,731
                                           ========    ========        ============
NET ASSET VALUE PER UNIT...............     $9.8967     $9.1285
                                           ========    ========

----------------------
See accompanying notes.

 ----------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (unaudited)   For the Six Months Ended June 30, 1998
 ----------------------------------------------------------------------------

                                                                        CASH          COMMON      COMMUNICATIONS
                                            BOND        CAPITAL       MANAGEMENT       STOCK      AND INFORMATION   FRONTIER
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                         -----------   -----------    -----------   -----------     ------------  -----------
NET INVESTMENT INCOME:
Dividend and capital
   gain distributions..................  $      --     $        --    $213,363      $        --    $       --     $       --
Less mortality and expense risk
   charges (Note 6)....................     32,004         112,583      55,998          252,344       568,286        260,968
                                          --------      ----------    --------       ----------    ----------     ----------
NET INVESTMENT INCOME (LOSS)...........    (32,004)       (112,583)    157,365         (252,344)     (568,286)      (260,968)
                                          --------      ----------    --------       ----------    ----------     ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments     16,646         528,909          --           95,365       121,752        648,623

Net unrealized appreciation (depreciation)
   of investments......................    163,273       1,575,246          --        4,273,113     9,761,483      2,239,378
                                          --------      ----------    --------       ----------    ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS......................    179,919       2,104,155          --        4,368,478     9,883,235      2,888,001
                                          --------      ----------    --------       ----------    ----------     ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS....   $147,915      $1,991,572    $157,365       $4,116,134    $9,314,949     $2,627,033
                                          ========      ==========    ========       ==========    ==========     ==========

                                           GLOBAL         GLOBAL
                                           GROWTH         SMALLER       GLOBAL                      HIGH-YIELD
                                        OPPORTUNITIES    COMPANIES    TECHNOLOGY   INTERNATIONAL       BOND          INCOME
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   -----------    -----------   -----------     -----------    -----------
NET INVESTMENT INCOME:
Dividend and capital
   gain distributions..................  $     --      $       --     $      --      $       --    $       --     $      --
Less mortality and expense risk
   charges (Note 6)....................    41,966         149,404        28,091          67,202       185,366        60,988
                                         --------      ----------      --------      ----------    ----------      --------
NET INVESTMENT INCOME (LOSS)...........   (41,966)       (149,404)      (28,091)        (67,202)     (185,366)      (60,988)
                                         --------      ----------      --------      ----------    ----------      --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments   648,623          90,527       235,725          79,726       180,233       158,283
Net unrealized appreciation
  (depreciation) of investments.          865,912       2,866,912       642,364       1,386,090     1,292,467       446,877
                                         --------      ----------      --------      ----------    ----------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS......................   956,439       3,102,637       722,090       1,566,323     1,450,750       464,191
                                         --------      ----------      --------      ----------    ----------      --------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS...   $914,473      $2,953,233      $693,999      $1,499,121    $1,265,384      $403,203
                                         ========      ==========      ========      ==========    ==========      ========

                                           LARGE-CAP    SMALL-CAP
                                            VALUE        VALUE       SUB-ACCOUNTS
                                         SUB-ACCOUNT   SUB-ACCOUNT     COMBINED
                                         -----------   -----------    -----------
NET INVESTMENT INCOME:
Dividend and capital
   gain distributions..................  $      --     $      --      $  213,363
Less mortality and expense risk
   charges (Note 6)....................      1,120         1,000       1,817,320
                                           -------      --------     -----------
NET INVESTMENT INCOME (LOSS)...........     (1,120)       (1,000)     (1,603,957)
                                           -------      --------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments          9          (509)      2,172,603
Net unrealized appreciation (depreciation)
   of investments......................     (3,652)      (34,322)     25,475,141
                                           -------      --------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS......................     (3,643)      (34,831)     27,647,744
                                           -------      --------     -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS....    $(4,763)     $(35,831)    $26,043,787
                                           =======      ========     ===========

--------------------------------------------------------------------------------
* For the period May 1, 1998 (commencement of operations) to June 30, 1998.
See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  BOND                        CAPITAL                   CASH MANAGEMENT
                                               SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                         -----------------------     -------------------------     ------------------------
                                         SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                            ENDED        YEAR           ENDED         YEAR            ENDED         YEAR
                                           6/30/98       ENDED         6/30/98        ENDED          6/30/98        ENDED
                                         (unaudited)   12/31/97      (unaudited)    12/31/97       (unaudited)    12/31/97
                                          ---------    ---------      ---------     ---------       ---------     ---------
OPERATIONS:
Net investment income (loss)........     $  (32,004)  $  194,351     $  (112,583)  $   798,930      $  157,365    $  304,525
Net realized gain (loss)
   on investments ..................         16,646        8,066         528,909       458,289              --            --
Net unrealized appreciation/
   depreciation of investments......        163,273       66,018       1,575,246       899,608              --            --
                                         ----------   ----------     -----------   -----------      ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS........        147,915      268,435       1,991,572     2,156,827         157,365       304,525
                                         ----------   ----------     -----------   -----------      ----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
   unit transactions (Note 5).......       (450,541)   2,029,015         635,839     3,428,077         107,429    (1,162,636)
                                         ----------   ----------     -----------   -----------      ----------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS ARISING FROM
   CAPITAL TRANSACTIONS.............       (450,541)   2,029,015         635,839     3,428,077         107,429    (1,162,636)
                                         ----------   ----------     -----------   -----------      ----------    ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS....................       (302,626)   2,297,450       2,627,411     5,584,904         264,794      (858,111)
Net Assets, Beginning of Period.....      4,953,939    2,656,489      14,985,910     9,401,006       7,383,567     8,241,678
                                         ----------   ----------     -----------   -----------      ----------    ----------
NET ASSETS, END OF PERIOD...........     $4,651,313   $4,953,939     $17,613,321   $14,985,910      $7,648,361    $7,383,567
                                         ==========   ==========     ===========   ===========      ==========    ==========

                                                                                 COMMUNICATIONS AND
                                                    COMMON STOCK                     INFORMATION
                                                     SUB-ACCOUNT                     SUB-ACCOUNT
                                               -----------------------        ---------------------------
                                               SIX MONTHS                      SIX MONTHS
                                                 ENDED          YEAR             ENDED          YEAR
                                                6/30/98         ENDED           6/30/98         ENDED
                                              (unaudited)     12/31/97        (unaudited)     12/31/97
                                               ----------     ----------       ----------     ----------
OPERATIONS:
Net investment income (loss)........         $  (252,344)    $ 4,565,796      $  (568,286)   $17,976,778
Net realized gain (loss)
   on investments ..................              95,365         488,619          121,752      2,491,942
Net unrealized appreciation/
   depreciation of investments......           4,273,113        (535,131)       9,761,483     (8,926,535)
                                             -----------     -----------      -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS........           4,116,134       4,519,284        9,314,949     11,542,185
                                             -----------     -----------      -----------    -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
   unit transactions (Note 5).......           2,316,972       7,593,933        1,123,546      8,108,126
                                             -----------     -----------      -----------    -----------
NET INCREASE (DECREASE)
   IN NET ASSETS ARISING FROM
   CAPITAL TRANSACTIONS.............           2,316,972       7,593,933        1,123,546      8,108,126
                                             -----------     -----------      -----------    -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS....................           6,433,106      12,113,217       10,438,495     19,650,311
Net Assets, Beginning of Period.....          32,508,193      20,394,976       73,999,948     54,349,637
                                             -----------     -----------      -----------    -----------
NET ASSETS, END OF PERIOD...........         $38,941,299     $32,508,193      $84,438,443    $73,999,948
                                             ===========     ===========      ===========    ===========


                                                                           GLOBAL GROWTH
                                               FRONTIER                    OPPORTUNITIES
                                              SUB-ACCOUNT                  SUB-ACCOUNT
                                         -----------------------     -------------------------
                                          SIX MONTHS                    SIX MONTHS
                                            ENDED         YEAR            ENDED         YEAR
                                           6/30/98        ENDED           6/30/98       ENDED
                                         (unaudited)     12/31/97       (unaudited)    12/31/97
                                         ----------     ----------       ---------   ----------
OPERATIONS:
Net investment income (loss)........    $  (260,968)   $ 2,671,617      $  (41,966)   $    2,289
Net realized gain (loss)
   on investments ..................        648,623        878,611          90,527        77,328
Net unrealized appreciation/
   depreciation of investments......      2,239,378        500,110         865,912       153,700
                                        -----------    -----------      ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS........      2,627,033      4,050,338         914,473       233,317
                                        -----------    -----------      ----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
   unit transactions (Note 5).......        697,326      4,928,379       1,634,854     3,233,258
                                        -----------    -----------      ----------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS ARISING FROM
   CAPITAL TRANSACTIONS.............        697,326      4,928,379       1,634,854     3,233,258
                                        -----------    -----------      ----------    ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS....................      3,324,359      8,978,717       2,549,327     3,466,575

Net Assets, Beginning of Period.....     34,888,125     25,909,408       4,759,358     1,292,783
                                        -----------    -----------      ----------    ----------
NET ASSETS, END OF PERIOD...........    $38,212,484    $34,888,125      $7,308,685    $4,759,358
                                        ===========    ===========      ==========    ==========

                                             GLOBAL SMALLER                   GLOBAL
                                                COMPANIES                   TECHNOLOGY                   INTERNATIONAL
                                               SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                        ------------------------     ------------------------     -------------------------
                                        SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                           ENDED         YEAR           ENDED          YEAR          ENDED          YEAR
                                          6/30/98        ENDED         6/30/98         ENDED        6/30/98         ENDED
                                        (unaudited)    12/31/97      (unaudited)     12/31/97     (unaudited)     12/31/97
                                         ---------     ---------      ---------      ---------     ---------      ---------
OPERATIONS:
Net investment income (loss)........    $  (149,404)  $   180,288     $  (28,091)   $  412,115     $   (67,202)  $  179,009
Net realized gain (loss)
   on investments ..................        235,725       265,007         79,726       190,061         180,233      251,193
Net unrealized appreciation/
   depreciation of investments......      2,866,912       (90,117)       642,364      (324,750)      1,386,090       73,912
                                        -----------   -----------     ----------     ----------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS........      2,953,233       355,178        693,999       277,426       1,499,121      504,114
                                        -----------   -----------     ----------     ----------    -----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
   unit transactions (Note 5).......       (245,526)    2,874,836        646,005     1,899,573        (165,176)   1,173,767
                                        -----------   -----------     ----------     ----------    -----------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS ARISING FROM
   CAPITAL TRANSACTIONS.............       (245,526)    2,874,836        646,005      1,899,573       (165,176)    1,173,767
                                        -----------   -----------     ----------     ----------    -----------    ----------
TOTAL INCREASE IN NET ASSETS........      2,707,707     3,230,014      1,340,004      2,176,999      1,333,945     1,677,881
Net Assets, Beginning of Period.....     19,551,305    16,321,291      3,293,500      1,116,501      8,805,457     7,127,576
                                        -----------   -----------     ----------     ----------    -----------    ----------
NET ASSETS, END OF PERIOD...........    $22,259,012   $19,551,305     $4,633,504     $3,293,500    $10,139,402    $8,805,457
                                        ===========   ===========     ==========     ==========    ===========    ==========

-----------------------------
* Commencement of operations.
See accompanying notes.

                                             HIGH-YIELD BOND                      INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                        ------------------------     ------------------------
                                        SIX MONTHS                   SIX MONTHS
                                           ENDED         YEAR           ENDED          YEAR
                                          6/30/98        ENDED         6/30/98         ENDED
                                        (unaudited)    12/31/97      (unaudited)     12/31/97
                                         ---------     ---------      ---------      ---------
OPERATIONS:
Net investment income (loss)........   $  (185,366)   $ 1,492,267    $  (60,988)     $  690,186
Net realized gain (loss)
   on investments ..................       158,283        390,673        17,314          77,550
Net unrealized appreciation/
   depreciation of investments......     1,292,467        176,658       446,877         165,357
                                       -----------    -----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS........     1,265,384      2,059,598       403,203         933,093
                                       -----------    -----------    ----------      ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
   unit transactions (Note 5).......     5,923,800      9,388,102       339,766        (747,332)
                                       -----------    -----------    ----------      ----------
NET INCREASE (DECREASE)
   IN NET ASSETS ARISING FROM
   CAPITAL TRANSACTIONS.............     5,923,800      9,388,102       339,766        (747,332)
                                       -----------    -----------    ----------      ----------
TOTAL INCREASE IN NET ASSETS........     7,189,184     11,447,700       742,969         185,761
Net Assets, Beginning of Period.....    22,715,823     11,268,123     8,280,529       8,094,768
                                       -----------    -----------    ----------      ----------
NET ASSETS, END OF PERIOD...........   $29,905,007    $22,715,823    $9,023,498      $8,280,529
                                       ===========    ===========    ==========      ==========

                                       LARGE-CAP      SMALL-CAP
                                         VALUE          VALUE              SUB-ACCOUNTS
                                       SUB-ACCOUNT    SUB-ACCOUNT             COMBINED
                                      ------------    -----------    --------------------------
                                         5/1/98*        5/1/98*       SIX MONTHS
                                           TO             TO             ENDED           YEAR
                                         6/30/98        6/30/98         6/30/98          ENDED
                                       (unaudited)     (unaudited)    (unaudited)      12/31/97
                                       -----------     -----------    -----------     ----------
OPERATIONS:
Net investment income (loss)........    $  (1,120)       $ (1,000)   $ (1,603,957)   $ 29,468,151
Net realized gain (loss)
   on investments ..................            9            (509)      2,172,603       5,577,339

Net unrealized appreciation/
   depreciation of investments......       (3,652)        (34,322)     25,475,141      (7,841,170)
                                        ---------        --------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS........       (4,763)        (35,831)     26,043,787      27,204,320
                                        ---------        --------    ------------    ------------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
   unit transactions (Note 5).......      970,119         881,476      14,415,889      42,747,098
                                        ---------        --------    ------------    ------------
NET INCREASE (DECREASE)
   IN NET ASSETS ARISING FROM
   CAPITAL TRANSACTIONS.............      970,119         881,476      14,415,889      42,747,098
                                        ---------        --------    ------------    ------------
TOTAL INCREASE IN NET ASSETS........      965,356         845,645      40,459,676      69,951,418
Net Assets, Beginning of Period.....           --              --     236,125,654     166,174,236
                                        ---------        --------    ------------    ------------
NET ASSETS, END OF PERIOD...........     $965,356        $845,645    $276,585,330    $236,125,654
                                        =========        ========    ============    ============

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-----------------------------------------------------------------------------

1. ORGANIZATION

Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993, as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fourteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

   The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

FEDERAL INCOME TAXES

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3. INVESTMENTS

The investment by Variable Annuity Account 2 in the individual portfolios of the Fund at June 30, 1998, is as follows:

                                             NUMBER OF SHARES         MARKET PRICE        MARKET VALUE             COST
                                             ---------------          -----------         -----------          -----------
Bond                                               438,398                $10.63        $   4,660,171        $   4,514,148
Capital                                            855,998                 20.62           17,650,679           15,079,457
Cash Management                                  7,740,076                  1.00            7,740,076            7,740,076
Common Stock                                     2,118,467                 18.42           39,022,162           35,967,186
Communications and Information                   5,704,957                 14.01           84,490,413           81,762,812
Frontier                                         2,238,039                 17.11           38,292,047           34,724,211
Global Growth Opportunities                        556,544                 13.16            7,324,119            6,294,381
Global Smaller Companies                         1,479,122                 15.08           22,305,160           19,439,803
Global Technology                                  360,805                 12.87            4,643,560            4,271,453
International                                      635,428                 15.99           10,160,494            8,376,816
High-Yield Bond                                  2,385,809                 12.56           29,965,761           28,411,735
Income                                             792,442                 11.41            9,041,763            8,722,310
Large-Cap Value                                     98,033                  9.92              972,487              976,139
Small-Cap Value                                     92,524                  9.15              846,595              880,917
                                                                                         ------------         ------------
                                                                                         $277,116,287         $257,161,444
                                                                                         ============         ============

4. SECURITY PURCHASES AND SALES

The aggregate cost of purchases and the proceeds from sales of investments are presented below:

                                                    AGGREGATE COST OF PURCHASES                  PROCEEDS FROM SALES
                                                    ---------------------------                  -------------------
Bond                                                         $  950,748                           $  1,452,502
Capital                                                       5,696,172                              5,133,208
Cash Management                                              11,595,877                             11,147,007
Common Stock                                                  5,111,273                              2,869,539
Communications and Information                               10,118,146                              9,191,201
Frontier                                                      6,917,273                              6,097,500
Global Growth Opportunities                                   2,457,108                                663,646
Global Smaller Companies                                      2,208,997                              2,517,361
Global Technology                                             2,186,081                              1,506,602
International                                                 1,056,771                              1,190,470
High-Yield Bond                                               2,536,273                              3,498,603
Income                                                        1,028,238                                732,430
Large-Cap Value                                                 983,201                                  7,071
Small-Cap Value                                                 896,080                                 14,654
                                                            -----------                            -----------
                                                            $60,742,238                            $46,021,794
                                                            ===========                            ===========

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Large-Cap Value and Small-Cap Value Sub-Accounts commenced operations on May 1, 1998.

                                                 SIX MONTHS ENDED JUNE 30, 1998            YEAR ENDED DECEMBER 31, 1997
                                               -------------------------------            ------------------------------
                                                  UNITS                AMOUNT                 UNITS              AMOUNT
                                               ----------            ----------           ----------           ----------
BOND SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          115,433          $  1,897,761              261,683          $  4,117,039
   Terminated contracts and net transfers out      (142,498)           (2,348,302)            (132,913)           (2,088,024)
                                                 ----------            ----------           ----------           -----------
                                                    (27,065)             (450,541)             128,770             2,029,015
                                                 ----------            ----------           ----------           -----------
CAPITAL SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          212,453             6,946,981              304,990             8,703,658
   Terminated contracts and net transfers out      (193,541)           (6,311,142)            (183,032)           (5,275,581)
                                                 ----------            ----------           ----------            ----------
                                                     18,912               635,839              121,958             3,428,077
                                                 ----------            ----------           ----------            ----------
CASH MANAGEMENT SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in       11,740,921            16,544,830           28,517,454            39,834,422
   Terminated contracts and net transfers out   (11,657,093)          (16,437,401)         (29,363,850)          (40,997,058)
                                                 ----------            ----------           ----------            ----------
                                                     83,828               107,429             (846,396)           (1,162,636)
                                                 ----------            ----------           ----------            ----------
COMMON STOCK SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          229,934             8,094,647              511,179            15,875,524
   Terminated contracts and net transfers out      (164,324)           (5,777,675)            (262,447)           (8,281,591)
                                                 ----------            ----------           ----------            ----------
                                                     65,610             2,316,972              248,732             7,593,933
                                                 ----------            ----------           ----------            ----------
COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          635,573            12,665,414            1,120,831            31,154,764
   Terminated contracts and net transfers out      (572,435)          (11,541,868)            (650,150)          (23,046,638)
                                                 ----------            ----------           ----------            ----------
                                                     63,138             1,123,546              470,681             8,108,126
                                                 ----------            ----------           ----------            ----------
FRONTIER SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          452,899             9,616,397            1,123,395            17,074,867
   Terminated contracts and net transfers out      (421,853)           (8,919,071)            (853,657)          (12,146,488)
                                                 ----------            ----------           ----------            ----------
                                                     31,046               697,326              269,738             4,928,379
                                                 ----------            ----------           ----------            ----------
GLOBAL GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          311,204             3,855,415              482,602             5,012,445
   Terminated contracts and net transfers out      (181,724)           (2,220,561)            (176,920)           (1,779,187)
                                                 ----------            ----------           ----------            ----------
                                                    129,480             1,634,854              305,682             3,233,258
                                                 ----------            ----------           ----------            ----------
GLOBAL SMALLER COMPANIES SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          259,008             4,060,967              992,939             8,591,113
   Terminated contracts and net transfers out      (277,256)           (4,306,493)            (786,157)           (5,716,277)
                                                 ----------            ----------           ----------            ----------
                                                    (18,248)             (245,526)             206,782             2,874,836
                                                 ----------            ----------           ----------            ----------
GLOBAL TECHNOLOGY SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          192,778             2,713,764              332,006             3,909,248
   Terminated contracts and net transfers out      (147,725)           (2,067,759)            (168,582)           (2,009,675)
                                                 ----------            ----------           ----------            ----------
                                                     45,053               646,005              163,424             1,899,573
                                                 ----------            ----------           ----------           ----------
INTERNATIONAL SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in          120,393             1,868,402              107,800             4,319,259
   Terminated contracts and net transfers out      (131,916)           (2,033,578)             (21,223)           (3,145,492)
                                                 ----------            ----------           ----------            ----------
                                                    (11,523)             (165,176)              86,577             1,173,767
                                                 ----------            ----------           ----------            ----------

   -------------------------------------------------------------------------
               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
   -------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

                                                 SIX MONTHS ENDED JUNE 30, 1998             YEAR ENDED DECEMBER 31, 1997
                                               -------------------------------            ------------------------------
                                                  UNITS                AMOUNT                 UNITS              AMOUNT
                                               ----------            ----------           ----------           ----------
HIGH-YIELD BOND SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in        766,442             $10,767,736          1,917,673           $19,330,600
   Terminated contracts and net transfers out    (343,909)             (4,843,936)        (1,185,914)           (9,942,498)
                                               ----------              ----------         ----------            ----------
                                                  422,533               5,923,800            731,759             9,388,102
                                               ----------              ----------         ----------            ----------
INCOME SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in         68,152               1,509,286            156,332             3,156,221
   Terminated contracts and net transfers out     (53,228)             (1,169,520)          (193,980)           (3,903,553)
                                               ----------              ----------         ----------            ----------
                                                   14,924                 339,766            (37,648)             (747,332)
                                               ----------              ----------         ----------            ----------
LARGE-CAP VALUE SUB-ACCOUNT*
Accumulation Units:
   Contract purchases and net transfers in         98,246                 977,158
   Terminated contracts and net transfers out        (703)                 (7,039)
                                               ----------              ----------
                                                   97,543                 970,119
                                               ----------              ----------
SMALL-CAP VALUE SUB-ACCOUNT*
Accumulation Units:
   Contract purchases and net transfers in         93,514                 889,993
   Terminated contracts and net transfers out        (876)                 (8,517)
                                               ----------             -----------
                                                   92,638                 881,476
                                               ----------             -----------
Net increase from unit transactions                                   $14,415,889                              $42,747,098
                                                                      ===========                              ===========

------------------
* From commencement of operations.


6. MORTALITY AND EXPENSE RISK (M AND E) CHARGES

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each Sub-Account at each valuation period. In addition, at each valuation period an effective annual rate of 0.15% of the net asset value of each Sub-Account is deducted as daily administration fees.

7. NET ASSETS

Net assets at June 30, 1998, consisted of the following:

                                                                                                      NET
                                                                    ACCUMULATED        NET        UNREALIZED
                                                                    INVESTMENT      REALIZED     APPRECIATION
                                                     ACCUMULATED      INCOME       GAIN (LOSS)  (DEPRECIATION)   COMBINED
                                        UNIT           M AND E      AND CAPITAL        ON             OF            NET
SUB-ACCOUNT                         TRANSACTIONS       CHARGES         GAINS       INVESTMENTS    INVESTMENTS     ASSETS
------------                        ------------    ------------   ------------   ------------   ------------   ----------
Bond                               $   4,071,059     $  (141,921)   $   551,480     $   34,664   $    146,023   $  4,651,313
Capital                               12,376,755        (468,100)     2,010,505      1,122,939      2,571,222     17,613,321
Cash Management                        6,860,955        (403,123)     1,190,529         --             --          7,648,361
Common Stock                          26,817,796        (964,824)     9,237,074        796,277      3,054,976     38,941,299
Communications and Information        61,173,056      (2,481,645)    21,311,676      1,707,755      2,727,601     84,438,443
Frontier                              27,480,885      (1,033,162)     6,306,959      1,889,166      3,568,636     38,212,484
Global Growth Opportunities            6,152,994         (95,298)        52,198        169,053      1,029,738      7,308,685
Global Smaller Companies              17,527,177        (607,885)     1,772,811        701,552      2,865,357     22,259,012
Global Technology                      3,603,000         (70,385)       455,101        273,681        372,107      4,633,504
International                          7,541,212        (311,734)       575,495        550,751      1,783,678     10,139,402
High-Yield Bond                       25,648,921        (568,082)     2,569,531        700,611      1,554,026     29,905,007
Income                                 6,992,819        (354,159)     1,995,271         70,114        319,453      9,023,498
Large-Cap Value                          970,119          (1,120)       --                   9         (3,652)       965,356
Small-Cap Value                          881,476          (1,000)       --                (509)       (34,322)       845,645
                                    ------------     -----------    -----------     ----------     -----------  ------------
                                    $208,098,224     $(7,502,438)   $48,028,638     $8,006,063     $19,954,843  $276,585,330
                                    ============     ===========    ===========     ==========     ===========  ============

8. UNIT VALUES

Unit Values as reported are calculated by dividing total net assets by total units for each Sub-Account.

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 28, 1998
     Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; Seligman Henderson Global Growth Opportunities; Seligman Large-Cap, Seligman Small-Cap

[TRILLIUM LOGO APPEARS HERE]


                        VARIABLE ACCOUNT 2 PERFORMANCE
                        ------------------------------

        Average Annual Total Returns for Periods Ending June 30, 1998
                Assuming Contract Continues

                                                             Year-                                             Since     Inception
PORTFOLIOS                                                 to-Date*   1 Year    3 Year    5 Year    10 Year   Inception      Date
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
  PORTFOLIO                                                 12.32%    26.39%    12.16%       --          --     21.11%     10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO              20.65     31.37        --        --          --     19.10       5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                                  7.64     13.06     19.66        --          --     21.55      10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO                                      (NEW PORTFOLIO)                         (8.72)*     5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
     COMPANIES PORTFOLIO                                    15.33      7.95     14.88        --          --     13.97      10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                                  13.09     24.74     19.42     14.02%      13.26%       --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
     OPPORTUNITIES PORTFOLIO                                18.45     16.42        --        --          --     12.39       5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO                                      (NEW PORTFOLIO)                         (1.03)*     5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                             12.32     18.58     20.60     15.73       13.88        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                  17.24     10.21     12.71     10.81          --      9.82       5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                                    4.88     10.75      9.29      6.35        8.40        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                           5.04     13.36     12.48        --          --     11.84       5/1/95
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                                      3.24      8.87      5.20      4.34        5.32        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                           1.93      3.91      3.79      3.10        3.54        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------

* Not annualized.

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1998, was 3.94%. TRILLIUM FIXED ACCOUNT'S rate for the one year Guarantee Period was 4.50% as of June 30, 1998. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3, 5, 7, and 10 year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the portfolio.

                         VARIABLE ACCOUNT PERFORMANCE
                         ----------------------------

         Average Annual Total Returns for Periods Ending June 30, 1998
               Assuming Contract Is Surrendered at end of Period

                                                                                                             Since      Inception
                                                          1 YEAR       3 YEAR      5 YEAR      10 YEAR     Inception       Date
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
  PORTFOLIO                                               20.99%       10.95%         --          --         20.39%     10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO            25.97           --          --          --         17.39       5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                                7.66        18.60          --          --         20.83      10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO                                         (NEW PORTFOLIO)                  (14.13)*     5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
  COMPANIES PORTFOLIO                                      2.55        13.74          --          --         13.12      10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                                19.34        18.35       13.70%      13.26%           --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
  OPPORTUNITIES PORTFOLIO                                 11.02           --          --          --         10.55       5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO                                         (NEW PORTFOLIO)                   (6.45)*     5/1/98
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SELIGMAN COMMON STOCK PORTFOLIO                           13.18        19.56       15.43       13.88            --      6/21/88
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SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                 4.81        11.51        9.81          --          9.47       5/3/93
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SELIGMAN INCOME PORTFOLIO                                  5.35         8.02        5.92        8.40            --      6/21/88
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SELIGMAN HIGH-YIELD BOND PORTFOLIO                         7.96        11.28          --          --         10.72       5/1/95
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SELIGMAN BOND PORTFOLIO                                    3.47         3.83        3.88        5.32            --      6/21/88
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SELIGMAN CASH MANAGEMENT PORTFOLIO                        (1.49)        2.37        2.62        3.54            --      6/21/88
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

* Not annualized

Issued by: Canada LIfe Insurance Company of America, 6201 Powers Ferry Road, N.W., Atlanta, GA 30339
Distributed by: Seligman Financial Services, Inc., 100 Park Avenue, New York, NY 10017 . (800) 221-2783


SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1998, was 3.94%. TRILLIUM FIXED ACCOUNT'S rate for the one year Guarantee Period was 4.50% as of June 30, 1998. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3, 5, 7, and 10 year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3% at least six, but less than seven, 2%; at least seven, no charge. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee by CLICA against loss of principal, and guarantees payment of specified current rate of interest. Please contact your financial advisor or call Seligman Financial Service at 800-221-2763 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.